NOTES PAYABLE (Secured Convertible Debentures, Net) (Details) - USD ($)									1 Months Ended							3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	May 13, 2019	Apr. 10, 2019	Apr. 08, 2019	Apr. 02, 2019	Feb. 11, 2019	Oct. 31, 2017	Jan. 04, 2017	Dec. 29, 2016	Apr. 30, 2019	Sep. 30, 2018	Oct. 26, 2017	Apr. 30, 2017	Apr. 28, 2017	Apr. 21, 2017	Jan. 31, 2017	Dec. 31, 2018	Jan. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 24, 2018	Nov. 16, 2016	Sep. 19, 2016
Debt Instrument [Line Items]
Sale of common stock												$ 4,566,405			$ 3,830,000			$ 7,228,709			$ 4,020,401
Stock issued for reimbursement of expenses, shares																				100,000
Exercise price of warrant																$ 5.00				$ 5.00	$ 10.00	$ 7.50
Repayments of note payable																				$ 6,545,157	$ 3,996,928
Initial derivative liability on issuance of debenture warrants																$ 0				0
Fair value of debenture warrants																4,323,499		$ 8,215,035		4,323,499	7,256,864
Conversion of debentures																				$ 300,000	$ 3,335,000
Interest expense on convertible debenture																764,090
Subsequent Event [Member]
Debt Instrument [Line Items]
Sale of common stock		$ 6,200,000							$ 6,500,000
Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Fee percentage of proceeds								4.00%
Series A1 Warrants [Member]
Debt Instrument [Line Items]
Exercise price of warrant							$ 2.245
Risk-free interest rate													1.875%	1.875%
Expected term													5 years 6 months	5 years 6 months
Expected volatility													109.00%	109.00%
Dividend yield													0.00%	0.00%						0.00%	0.00%
Fair value of debenture warrants							$ 1,228,000									868,000				$ 868,000	$ 2,641,000
Series A1 Warrants [Member] | Minimum [Member]
Debt Instrument [Line Items]
Risk-free interest rate																				2.73%	2.73%
Expected term																				3 years 4 months 18 days	3 years 4 months 18 days
Expected volatility																				164.00%	164.00%
Series A1 Warrants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Risk-free interest rate																				2.73%	2.73%
Expected term																				4 years 4 months 18 days	4 years 4 months 18 days
Expected volatility																				167.00%	167.00%
Warrant [Member]
Debt Instrument [Line Items]
Proceeds used to satisfy put obligation												2,500,000
Risk-free interest rate	1.80%
Expected term	5 years
Expected volatility	101.00%
Dividend yield																		0.00%
Warrant [Member] | Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Warrants to purchase shares of common stock, number of shares of common stock						160,000
Warrant [Member] | Aspenwood Capital [Member]
Debt Instrument [Line Items]
Exercise price of warrant						$ 3.75
Warrants to purchase shares of common stock, number of shares of common stock						23,337
Warrant [Member] | Minimum [Member]
Debt Instrument [Line Items]
Expected term																		1 year
Warrant [Member] | Maximum [Member]
Debt Instrument [Line Items]
Expected term																		7 years
Series B Warrants [Member]
Debt Instrument [Line Items]
Proceeds used to satisfy put obligation												2,500,000
Risk-free interest rate							2.00%													2.50%
Expected term							5 years													3 years 11 months 1 day
Expected volatility							110.00%													155.00%
Dividend yield							0.00%													0.00%
Fair value of debenture warrants							$ 3,038,344									$ 1,201,000				$ 1,201,000
Conversion of debentures, shares																1,090,862
Series B Warrants [Member] | April 21, 2022 [Member]
Debt Instrument [Line Items]
Warrant expired																277,500
Series B Warrants [Member] | October 27, 2022 [Member]
Debt Instrument [Line Items]
Warrant expired																813,362
Redemption Penalty Warrants [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Percentage of prepayment penalty					2.00%
Common Class A [Member]
Debt Instrument [Line Items]
Stock issued, shares							761,905			100,000										100,000
Stock issued for reimbursement of expenses, shares																	225,000
Exercise price of warrant						$ 1.40
Common Class A [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Stock issued, shares				220,000
Common Class A [Member] | Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Exercise price of warrant								$ 6.50
Warrants to purchase shares of common stock, number of shares of common stock								76,190
Common Class A [Member] | Series A1 Warrants [Member]
Debt Instrument [Line Items]
Exercise price of warrant							$ 6.70
Warrants to purchase shares of common stock, number of shares of common stock							380,953
Common Class A [Member] | Warrant [Member]
Debt Instrument [Line Items]
Interest rate						12.50%
Stock issued, shares						863,365
Exercise price of warrant						$ 3.00																	$ 7.50	$ 5.00
Warrants to purchase shares of common stock, number of shares of common stock																							400,000	642,000
Common Class A [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Exercise price of warrant							$ 7.00
Warrants to purchase shares of common stock, number of shares of common stock							380,953
Common Class A [Member] | Series B Warrants [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price of warrant							$ 1.20
Securities Purchase Agreements [Member]
Debt Instrument [Line Items]
Debenture principal amount												$ 5,000,000
Interest rate												12.50%
Securities Purchase Agreements [Member] | Affiliate of Noble [Member]
Debt Instrument [Line Items]
Debenture principal amount												$ 720,000
Warrants to purchase shares of common stock, number of shares of common stock												120,000
Securities Purchase Agreements [Member] | Three Broker-Dealers [Member]
Debt Instrument [Line Items]
Placement agent commissions												$ 276,700
Securities Purchase Agreements [Member] | Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Placement agent commissions - cash											$ 149,021
Securities Purchase Agreements [Member] | Chardan Capital Markets, LLC [Member] | PA Warrants [Member]
Debt Instrument [Line Items]
Stock issued, shares											160,000
Securities Purchase Agreements [Member] | Aspenwood Capital [Member]
Debt Instrument [Line Items]
Placement agent commissions - cash											$ 70,000
Securities Purchase Agreements [Member] | Aspenwood Capital [Member] | PA Warrants [Member]
Debt Instrument [Line Items]
Stock issued, shares											23,337
Securities Purchase Agreements [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debenture principal amount											$ 5,180,157
Interest rate											12.50%
Securities Purchase Agreements [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Threshhold of ownership												20.00%
Securities Purchase Agreements [Member] | Common Class A [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Sale of common stock		$ 6,750,000	$ 1,105,333
Stock issued, shares		1,687,825
Warrants to purchase shares of common stock, number of shares of common stock			310,487
Securities Purchase Agreements [Member] | Common Class A [Member] | Colorado Financial Service Corporation [Member]
Debt Instrument [Line Items]
Exercise price of warrant												$ 3.75
Warrants to purchase shares of common stock, number of shares of common stock												7,700
Exercise period of warrants												5 years
Securities Purchase Agreements [Member] | Common Class A [Member] | Noble Capital Markets [Member]
Debt Instrument [Line Items]
Exercise price of warrant												$ 3.00
Warrants to purchase shares of common stock, number of shares of common stock												66,800
Exercise period of warrants												6 months
Securities Purchase Agreements [Member] | Common Class A [Member] | Chardan Capital Markets, LLC [Member]
Debt Instrument [Line Items]
Exercise price of warrant												$ 3.75
Warrants to purchase shares of common stock, number of shares of common stock												100,000
Exercise period of warrants												5 years
Securities Purchase Agreements [Member] | Common Class A [Member] | Minimum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Exercise price of warrant		$ 3.56
Securities Purchase Agreements [Member] | Common Class A [Member] | Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Exercise price of warrant		$ 7.50
Securities Purchase Agreements [Member] | Common Class A [Member] | Series A1 Warrants [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price of warrant												$ 1.40
Securities Purchase Agreements [Member] | Common Class A [Member] | Warrant [Member]
Debt Instrument [Line Items]
Warrants to purchase shares of common stock, number of shares of common stock											863,365
Exercise period of warrants											5 years
Convertible Debt [Member]
Debt Instrument [Line Items]
Debenture principal amount																$ 6,545,157				$ 6,545,157
Exercise price of warrant																$ 3.00				$ 3.00